Cover	Apr. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36333
Entity Registrant Name	BIO-PATH HOLDINGS, INC.
Entity Central Index Key	0001133818
Entity Tax Identification Number	87-0652870
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	625 Stanwix St. #2407
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BPTH
Entity Emerging Growth Company	false